ARROW DWA TACTICAL: MACRO ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2022

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 97.8%
	COMMODITY - 38.0%
17,351	Invesco DB Energy Fund(a)					$440,542
25,460	Invesco DB Oil Fund(a)					452,933
23,948	Invesco Optimum Yield Diversified Commodity					446,630
						1,340,105
	EQUITY - 59.8%
4,614	Energy Select Sector SPDR Fund					346,742
8,127	Financial Select Sector SPDR Fund					280,463
4,549	iShares Cohen & Steers REIT ETF					311,243
2,196	iShares Select Dividend ETF					271,250
2,860	SPDR Dow Jones REIT ETF					319,433
4,100	Utilities Select Sector SPDR Fund					292,166
4,708	WisdomTree US Total Dividend Fund					289,448
						2,110,745

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,140,309)					3,450,850

Contracts(b)		Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTION PURCHASED - 1.4%
	PUT OPTION PURCHASED - 1.4%
5	S&P500 EMINI Option	GS	06/17/2022	$4,200	$1,050,000	$49,438
	TOTAL PUT OPTION PURCHASED (Cost - $22,500)

	TOTAL FUTURE OPTION PURCHASED (Cost - $22,500)					49,438

	TOTAL INVESTMENTS - 99.2% (Cost $3,162,809)					$3,500,288
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%					28,490
	NET ASSETS - 100.0%					$3,528,778

ETF	- Exchange-Traded Fund

REIT	- Real Estate Investment Trust

SPDR	- Standard & Poor’s Depositary Receipt

GS	Goldman Sachs

(a)	Non-income producing security.

(b)	Each contract is equivalent to one futures contract.